H2 Earnings per share	12 Months Ended
Dec. 31, 2025
Basic And Diluted Earning Per Share [Abstract]
H2 Earnings per share

Earnings per share

	2025	2024	2023

Basic

Net income (loss) attributable to owners of the Parent Company (SEK million)	28,428	20	–26,446

Average number of shares outstanding, basic (millions)	3,333	3,332	3,330

Earnings (loss) per share, basic (SEK)	8.53	0.01	–7.94

Diluted

Net income (loss) attributable to owners of the Parent Company (SEK million)	28,428	20	–26,446

Average number of shares outstanding, basic (millions)	3,333	3,332	3,330

Dilutive effect for share-based compensation programs (millions)	9	7	–

Average number of shares outstanding, diluted (millions)	3,342	3,339	3,330

Earnings (loss) per share, diluted (SEK)	8.51	0.01	–7.94